Document And Entity Information	Nov. 07, 2022
Document Information Line Items
Entity Registrant Name	OXFORD SQUARE CAPITAL CORP.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001259429
Document Period End Date	Nov. 07, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	000-50398
Entity Tax Identification Number	20-0188736
Entity Address, Address Line One	8 Sound Shore Drive
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(203)
Local Phone Number	983-5275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common stock, par value $0.01 per share
Document Information Line Items
Trading Symbol	OXSQ
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NASDAQ
6.50% Notes due 2024
Document Information Line Items
Trading Symbol	OXSQL
Title of 12(b) Security	6.50% Notes due 2024
Security Exchange Name	NASDAQ
6.25% Notes due 2026
Document Information Line Items
Trading Symbol	OXSQZ
Title of 12(b) Security	6.25% Notes due 2026
Security Exchange Name	NASDAQ
5.50% Notes due 2028
Document Information Line Items
Trading Symbol	OXSQG
Title of 12(b) Security	5.50% Notes due 2028
Security Exchange Name	NASDAQ